Loss Per Common Share - Summary of Reconciliation of Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended											6 Months Ended		9 Months Ended				12 Months Ended
	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	Feb. 28, 2022		Nov. 30, 2021		Aug. 31, 2021		Feb. 28, 2021	Nov. 30, 2020	Nov. 30, 2021	Nov. 30, 2020	Feb. 28, 2023	Feb. 28, 2022		Feb. 28, 2021	May 31, 2022	May 31, 2021
Loss Per Common Share
Net loss	$ (13,702)	$ (26,495)	$ (20,991)	$ (41,285)	[1],[2]	$ (40,077)	[1]	$ (45,337)	[1]	$ (37,581)	$ (37,980)	$ (85,414)	$ (68,812)	$ (61,188)	$ (126,699)	[1],[2]	$ (106,393)	$ (210,820)	$ (176,465)
Less: Deemed dividends	(123)													(5,417)
Less: Accrued preferred stock dividends	(366)			(397)	[2]									(1,121)	(1,239)	[2]		(1,628)	(1,687)
Net loss applicable to common stockholders	$ (14,191)			$ (41,682)	[2]									$ (67,726)	$ (127,938)	[2]		$ (212,448)	$ (178,152)
Weighted average common shares outstanding, Basic	832,215,000			695,614,000	[1],[2]									810,986,000	663,373,000	[1],[2]		676,900	587,590
Weighted average common shares outstanding, Diluted	832,215,000			695,614,000										810,986,000	663,373,000			676,900	587,590
Loss per share, Basic	$ (0.02)			$ (0.06)	[1],[2]	$ (0.06)		$ (0.07)		$ (0.07)	$ (0.07)	$ (0.13)	$ (0.12)	$ (0.08)	$ (0.19)	[1],[2]	$ (0.18)	$ (0.31)	$ (0.30)
Loss per share, Diluted	$ (0.02)			$ (0.06)		$ (0.06)		$ (0.07)		$ (0.07)	$ (0.07)	$ (0.13)	$ (0.12)	$ (0.08)	$ (0.19)		$ (0.18)	$ (0.31)	$ (0.30)

[1]	See Note 2, Summary of Significant Accounting Policies—Revision and Restatement of Financial Statements.
[2]	See Note 2, Summary of Significant Accounting Policies